EQUITY - Schedule of share option plan Narrative (Details)			12 Months Ended
	May 04, 2017 $ / shares shares	Sep. 04, 2013 shares	Dec. 31, 2024 Shares	Dec. 31, 2023 Shares	Dec. 31, 2022 Shares
Share Option Plan
Number of options granted			378	0
Number of options exercised by employees			299	38
Number of options outstanding			5,323	6,215	7,297
Number of options exercisable			4,808	3,171
Share split exchange ratio			1.046
Restricted share units [member]
Share Option Plan
Number of options granted			7,808,280
Number of options outstanding			4,890,652	5,219,101
Vesting period of options			3 years
2013 Share Incentive Plan
Share Option Plan
Number of ordinary stock that each option is exercisable into | shares		1
Term of the stock options		10 years
Number of options granted			377,767
Number of options exercised by employees			127,596	229,760
Number of options outstanding			5,525,883	6,214,912
Number of options exercisable			4,943,452
EMI Share Option Plan
Share Option Plan
Number of ordinary stock that each option is exercisable into | shares	1
Par value per ordinary share | $ / shares	$ 0.008
Term of the stock options	10 years
Vesting period of options	3 years